Accounts receivable, net - Aging of accounts receivable (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts receivable
Accounts receivable	¥ 7,146,902	$ 1,021,555	¥ 10,666,230
Within 90 days
Accounts receivable
Accounts receivable	4,016,277	574,074	3,606,000
90 - 180 days
Accounts receivable
Accounts receivable	1,209,825	172,928	3,606,000
180 days - 1 year
Accounts receivable
Accounts receivable	¥ 1,920,800	$ 274,553	¥ 3,454,230